Finance debt - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Financial liabilities, at fair value	€ 24,831	€ 24,243
Long-term and current portion of long-term ordinary bonds and sustainability-linked bond
Borrowings
Financial liabilities, at fair value	21,026	21,025
Long-term and current portion of long-term convertible sustainability-linked bonds
Borrowings
Financial liabilities, at fair value	973	1,061
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	1,143	1,652
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 1,689	€ 505